Operating segments (Tables)	12 Months Ended
Dec. 31, 2018
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ statement of comprehensive income for the year ended December 31, 2018, as presented to the CODM are presented below:

	2018
	PS	CFS	SME	RB	CO	Total
Revenue	26,649	558	3,045	180	178	30,610
Segment net revenue	16,497	385	2,916	(263)	122	19,657
Segment profit/(loss) before tax	11,552	(3,281)	(898)	(1,327)	(974)	5,072
Segment net profit/(loss)	9,529	(2,618)	(776)	(1,061)	(937)	4,137

The segments’ statement of comprehensive income for the year ended December 31, 2017, as presented to the CODM are presented below:

	2017*
	PS	CFS	SME	RB	CO	Total
Revenue	20,133	105	611	—	48	20,897
Segment net revenue	12,580	9	578	(5)	31	13,193
Segment profit/(loss) before tax	8,795	(2,704)	(190)	(323)	(760)	4,818
Segment net profit/(loss)	7,543	(2,164)	(171)	(311)	(843)	4,054

The segments’ statement of comprehensive income for the year ended December 31, 2016, as presented to the CODM are presented below:

	2016*
	PS	CFS	CO	Total
Revenue	17,846	1	33	17,880
Segment net revenue	10,583	(3)	31	10,611
Segment profit/(loss) before tax	6,454	(259)	(605)	5,590
Segment net profit/(loss)	5,612	(219)	(679)	4,714

*For comparative purposes 2016 and 2017 segment information is presented in 2018 format.

Schedule of segment net revenue

	2016	2017	2018
Revenue under IFRS	17,880	20,897	30,610
Cost of revenue (exclusive of depreciation and amortization)	(8,646)	(9,763)	(15,129)
Payroll and related taxes	1,377	2,059	4,176
Total segment net revenue, as presented to CODM	10,611	13,193	19,657

Schedule of reconciliation of segment profit before tax

	2016	2017	2018
Consolidated profit before tax under IFRS	3,107	3,840	4,501
Amortization of fair value adjustments recorded on business combinations	396	344	369
Share-based payments	224	398	635
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering (Note 30)	975	236	(433)
Impairment of intangible assets recorded on acquisitions	878	—	—
Loss on disposal of subsidiaries, net	10	—	—
Total segment profit before tax, as presented to CODM	5,590	4,818	5,072

Schedule of reconciliation of segment net profit

	2016	2017	2018
Consolidated net profit under IFRS	2,489	3,142	3,626
Amortization of fair value adjustments recorded on business combinations	396	344	369
Share-based payments	224	398	635
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering (Note 30)	975	236	(433)
Impairment of intangible assets recorded on acquisitions	878	—	—
Loss on disposal of subsidiaries, net	10	—	—
Effect from taxation of the above items	(258)	(66)	(60)
Total segment net profit, as presented to CODM	4,714	4,054	4,137

Schedule of revenue from external customers

	2016	2017	2018
Russia	13,274	15,556	22,693
Other CIS	1,099	1,098	1,393
EU	807	989	2,353
Other	2,700	3,254	4,171
Total revenue per consolidated statement of comprehensive income	17,880	20,897	30,610